iShares®

iShares Trust

Supplement dated December 18, 2020 (the “Supplement”)

to the Statement of Additional Information (the “SAI”)

dated February 28, 2020 (as revised October 8, 2020) for the

iShares® iBonds® Dec 2020 Term Corporate ETF (IBDL) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the Fund.

The Fund has liquidated effective December 18, 2020. All references to the Fund in the SAI are hereby removed.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.	IS-A-IBDL-1220

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FOR FUTURE REFERENCE